Loans and Related Allowance for Credit Losses, Commercial Loan Categories by Risk Categories and Vintage (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Lease financing	$ 15,543	$ 16,413
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 986,167	$ 912,745
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, credit quality indicator, update frequency [Extensible Enumeration]	Credit Quality Indicator, Updated Quarterly [Member]	Credit Quality Indicator, Updated Quarterly [Member]
Net investment in lease, credit quality indicator, update frequency [Extensible Enumeration]	Credit Quality Indicator, Updated Quarterly [Member]	Credit Quality Indicator, Updated Quarterly [Member]
Total Commercial [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, total	$ 135,506	$ 77,903
Term loans by origination year, fiscal year before current fiscal year, total	40,208	43,079
Term loans by origination year, two years before current fiscal year, total	25,878	58,458
Term loans by origination year, three years before current fiscal year, total	34,641	41,582
Term loans by origination year, four years before current fiscal year, total	23,207	15,412
Term loans by origination year, more than five years before current fiscal year, total	37,462	38,769
Revolving loans, total	302,925	257,500
Revolving loans converted to term loans, total	68	1,456
Total loans	$ 599,895	534,159
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, threshold period past due, writeoff	180 days
Total Commercial [Member] | Pass [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 568,900
Total Commercial [Member] | Criticized [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	31,000
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	85,802	47,579
Term loans by origination year, fiscal year before current fiscal year, finance receivable	24,343	24,790
Term loans by origination year, two years before current fiscal year, finance receivable	12,878	24,786
Term loans by origination year, three years before current fiscal year, finance receivable	13,329	14,686
Term loans by origination year, four years before current fiscal year, finance receivable	7,511	5,102
Term loans by origination year, more than five years before current fiscal year, finance receivable	12,914	11,666
Revolving loans, finance receivable	295,278	251,355
Revolving loans converted to term loans, finance receivable	13	1,277
Total loans	452,068	381,241
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	54	79
Term loans by origination year, fiscal year before current fiscal year, charge-offs	56	107
Term loans by origination year, two years before current fiscal year, charge-offs	42	26
Term loans by origination year, three years before current fiscal year, charge-offs	26	39
Term loans by origination year, four years before current fiscal year, charge-offs	27	8
Term loans by origination year, more than five years before current fiscal year, charge-offs	14	7
Revolving loans, charge-offs	485	463
Revolving loans converted to term loans, charge-offs	0	0
Loan charge-offs, loans	704	729
Total Commercial [Member] | Commercial and industrial loans [Member] | Pass [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	84,419	46,670
Term loans by origination year, fiscal year before current fiscal year, finance receivable	23,611	23,891
Term loans by origination year, two years before current fiscal year, finance receivable	11,947	23,142
Term loans by origination year, three years before current fiscal year, finance receivable	12,544	13,883
Term loans by origination year, four years before current fiscal year, finance receivable	7,248	4,963
Term loans by origination year, more than five years before current fiscal year, finance receivable	12,455	10,892
Revolving loans, finance receivable	285,207	241,365
Revolving loans converted to term loans, finance receivable	13	1,247
Total loans	437,444	366,053
Total Commercial [Member] | Commercial and industrial loans [Member] | Criticized [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	1,383	909
Term loans by origination year, fiscal year before current fiscal year, finance receivable	732	899
Term loans by origination year, two years before current fiscal year, finance receivable	931	1,644
Term loans by origination year, three years before current fiscal year, finance receivable	785	803
Term loans by origination year, four years before current fiscal year, finance receivable	263	139
Term loans by origination year, more than five years before current fiscal year, finance receivable	459	774
Revolving loans, finance receivable	10,071	9,990
Revolving loans converted to term loans, finance receivable	0	30
Total loans	14,624	15,188
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	44,737	25,417
Term loans by origination year, fiscal year before current fiscal year, finance receivable	12,201	13,279
Term loans by origination year, two years before current fiscal year, finance receivable	9,428	30,741
Term loans by origination year, three years before current fiscal year, finance receivable	19,642	25,336
Term loans by origination year, four years before current fiscal year, finance receivable	14,877	9,671
Term loans by origination year, more than five years before current fiscal year, finance receivable	23,697	25,737
Revolving loans, finance receivable	7,647	6,145
Revolving loans converted to term loans, finance receivable	55	179
Total loans	132,284	136,505
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	104	81
Term loans by origination year, fiscal year before current fiscal year, charge-offs	52	78
Term loans by origination year, two years before current fiscal year, charge-offs	38	124
Term loans by origination year, three years before current fiscal year, charge-offs	61	158
Term loans by origination year, four years before current fiscal year, charge-offs	117	145
Term loans by origination year, more than five years before current fiscal year, charge-offs	123	359
Revolving loans, charge-offs	2	0
Revolving loans converted to term loans, charge-offs	0	0
Loan charge-offs, loans	497	945
Total Commercial [Member] | Commercial real estate [Member] | Pass [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	40,934	22,021
Term loans by origination year, fiscal year before current fiscal year, finance receivable	10,799	11,432
Term loans by origination year, two years before current fiscal year, finance receivable	8,246	25,314
Term loans by origination year, three years before current fiscal year, finance receivable	16,051	21,096
Term loans by origination year, four years before current fiscal year, finance receivable	11,863	8,193
Term loans by origination year, more than five years before current fiscal year, finance receivable	21,690	23,121
Revolving loans, finance receivable	7,588	5,872
Revolving loans converted to term loans, finance receivable	55	179
Total loans	117,226	117,228
Total Commercial [Member] | Commercial real estate [Member] | Criticized [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	3,803	3,396
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,402	1,847
Term loans by origination year, two years before current fiscal year, finance receivable	1,182	5,427
Term loans by origination year, three years before current fiscal year, finance receivable	3,591	4,240
Term loans by origination year, four years before current fiscal year, finance receivable	3,014	1,478
Term loans by origination year, more than five years before current fiscal year, finance receivable	2,007	2,616
Revolving loans, finance receivable	59	273
Revolving loans converted to term loans, finance receivable	0	0
Total loans	15,058	19,277
Total Commercial [Member] | Lease financing [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	4,967	4,907
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	3,664	5,010
Term loans by origination year, two years before current fiscal year, net investment in lease	3,572	2,931
Term loans by origination year, three years before current fiscal year, net investment in lease	1,670	1,560
Term loans by origination year, four years before current fiscal year, net investment in lease	819	639
Term loans by origination year, more than five years before current fiscal year, net investment in lease	851	1,366
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	15,543	16,413
Net Investment in Lease, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Net investment in lease by origination year, current fiscal year, charge-offs	3	3
Net investment in lease by origination year, year before current fiscal year, charge-offs	11	17
Net investment in lease by origination year, two years before current fiscal year, charge-offs	17	14
Net investment in lease by origination year, three years before current fiscal year, charge-offs	10	10
Net investment in lease by origination year, four years before current fiscal year, charge-offs	5	5
Net investment in lease by origination year, more than five years before current fiscal year, charge-offs	4	3
Net investment in lease, revolving loans, charge-offs	0	0
Net investment in lease, revolving loans converted to term loans, charge-offs	0	0
Loan charge-offs, lease financing	50	52
Total Commercial [Member] | Lease financing [Member] | Pass [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	4,566	4,516
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	3,295	4,628
Term loans by origination year, two years before current fiscal year, net investment in lease	3,254	2,681
Term loans by origination year, three years before current fiscal year, net investment in lease	1,524	1,457
Term loans by origination year, four years before current fiscal year, net investment in lease	768	573
Term loans by origination year, more than five years before current fiscal year, net investment in lease	812	1,290
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	14,219	15,145
Total Commercial [Member] | Lease financing [Member] | Criticized [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	401	391
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	369	382
Term loans by origination year, two years before current fiscal year, net investment in lease	318	250
Term loans by origination year, three years before current fiscal year, net investment in lease	146	103
Term loans by origination year, four years before current fiscal year, net investment in lease	51	66
Term loans by origination year, more than five years before current fiscal year, net investment in lease	39	76
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	$ 1,324	$ 1,268